Related Parties Transactions (Details) - Schedule of revenue from related party- Current - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Due from related party- Current [Member]
Related Parties Transactions (Details) - Schedule of revenue from related party- Current [Line Items]
Rgene	$ 513,819
Total	513,819
Revenue from related party [Member]
Related Parties Transactions (Details) - Schedule of revenue from related party- Current [Line Items]
Rgene	904,043	$ 2,373
Total	$ 904,043	$ 2,373